Investments - Summary of Fixed Maturities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale amortized cost	$ 4,231.2	$ 4,131.3
Available for sale investments in fixed income maturities, Fair Market Value	3,908.2	3,788.6
Total fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
Due one year or less, Cost or Amortized Cost	242.4	179.1
Due after one year through five years, Cost or Amortized Cost	2,736.2	2,526.9
Due after five years through ten years, Cost or Amortized Cost	684.9	815.1
Due after ten years, Cost or Amortized Cost	1.8	13.2
Fixed income securities, available for sale amortized cost	3,665.3	3,534.3
Due one year or less, Fair Market Value	$ 236.5	$ 176.0
Available For Sale Securities Debt Maturities Within One Year Average Ratings By Maturity	AA	AA+
Due after one year through five years, Fair Market Value	$ 2,594.7	$ 2,385.7
Available For Sale Securities Debt Maturities After One Through Five Years Average Ratings By Maturity	AA-	AA-
Due after five years through ten years, Fair Market Value	$ 595.2	$ 707.7
Available For Sale Securities Debt Maturities After Five Through Ten Years Average Ratings By Maturity	A+	A+
Due after ten years, Fair Market Value	$ 1.1	$ 10.9
Available For Sale Securities Debt Maturities After Ten Years Average Ratings By Maturity	BB	A-
Available for sale investments in fixed income maturities, Fair Market Value	$ 3,427.5	$ 3,280.3
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale amortized cost	559.3	590.4
Available for sale investments in fixed income maturities, Fair Market Value	$ 475.0	$ 502.7
Available For Sale Securities Average Ratings By Maturity	AA+	AA+
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale amortized cost	$ 6.6	$ 6.6
Available for sale investments in fixed income maturities, Fair Market Value	$ 5.7	$ 5.6
Available For Sale Securities Average Ratings By Maturity	AA+	AA+
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Fixed income securities, available for sale amortized cost	$ 4,231.2	$ 4,131.3
Available for sale investments in fixed income maturities, Fair Market Value	$ 3,908.2	$ 3,788.6